Restructuring and Related Charges (Tables)	12 Months Ended
Dec. 30, 2016
Restructuring and Related Charges
Schedule of restructuring charges

	2014 Restructuring Plan			2016 Restructuring Plan
($ in thousands)	Employee Severance and Termination Benefits	Facilities Cost	Other	Employee Severance and Termination Benefits	Facilities Cost	Other	Consolidated Total
As of December 31, 2014	$1,060	$15,000	$420	$—	$—	$—	$16,480
Provision	27,796	18,862	13,982	—	—	—	60,640
Cash payments	(20,853)	(8,443)	(13,432)	—	—	—	(42,728)
Other non-cash	—	(2,036)	—	—	—	—	(2,036)
As of December 25, 2015	$8,003	$23,383	$970	$—	$—	$—	$32,356
Provision	—	—	—	25,795	14,271	2,135	42,201
Cash payments	(6,988)	(7,898)	(970)	(19,754)	(519)	(2,105)	(38,234)
Other non-cash	—	(1,490)	—	—	1,338	—	(152)
As of December 30, 2016	$1,015	$13,995	$—	$6,041	$15,090	$30	$36,171